Cost of Sales and Services (excluding Depreciation and Amortization) (Schedule of Cost of Sales and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cost of sales and services [Abstract]
Fuels	$ 155,760	$ 153,122	$ 135,706
Electricty And Infrastructure Services	192,723	133,502	125,782
Salaries and related expenses	30,598	21,095	7,244
Generation and operating expenses and outsourcing	17,283	16,798	8,625
Insurance	5,190	4,989	3,503
Other	15,707	6,792	1,226
Cost of sales and services	$ 417,261	$ 336,298	$ 282,086